STOCK OPTION RESERVE (Details 1) - $ / shares			1 Months Ended
	Jan. 13, 2021	Jan. 08, 2019	Feb. 15, 2022	Jan. 19, 2022
iOx Option Plan [Member] | Unvested Options [Member]
IfrsStatementLineItems [Line Items]
Grant date		November 28, 2016
Risk free interest rate		2.60%
Expected dividend		0.00%
Expected volatility		80.00%
Expected life		1 year 3 months 18 days
Fair value of stock		$ 4,630.35
Amended And Restated 2021 Equity Incentive Plan [Member] | Unvested Options [Member]
IfrsStatementLineItems [Line Items]
Risk free interest rate	0.48%		1.99%	1.09%
Expected dividend	0.00%		0.00%	0.00%
Expected volatility	144.00%		111.00%	116.00%
Expected life	6 years		6 years	6 years 2 months 12 days
Fair value of stock	$ 17.11		$ 7.20	$ 8.74
Amended And Restated 2021 Equity Incentive Plan [Member] | Vested Options [Member]
IfrsStatementLineItems [Line Items]
Risk free interest rate	0.48%
Expected dividend	0.00%
Expected volatility	139.00%
Expected life	5 years 6 months
Fair value of stock	$ 16.66